Equity - Summary of Movements of Shares in Share Trust (Details)	9 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Exercise of share options		$ 0
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance (in shares) | shares	542,903	771,983
Opening balance	$ 0	$ 0
Exercise of share options (in shares) | shares	0	(229,080)
Exercise of share options	$ 0	$ 0
Ending balance (in shares) | shares	542,903	542,903
Ending balance	$ 0	$ 0